Gains on Investment Securities and Dividends - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net Investment Income [Line Items]
Net trading gains (losses)	¥ 2,843	¥ 3,208	¥ 3,435